UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Babson Capital Global Short Duration High Yield Fund
(Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Babson Capital Management LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

(704)805-7200
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 129.62%*:
Bank Loans§ — 20.36%*:
Broadcasting and Entertainment — 0.44%*:
Learfield Communications Inc.	8.75	10/8/2021	1,800,000	$1,814,621	$1,786,500
Total Broadcasting and Entertainment			1,800,000	1,814,621	1,786,500

Cargo Transport — 1.11%*:
Direct ChassisLink Inc. (add on facility)	8.25	11/12/2019	637,866	637,866	626,703
Direct ChassisLink Inc.	8.25	11/12/2019	3,933,333	3,876,206	3,864,500
Total Cargo Transport			4,571,199	4,514,072	4,491,203

Chemicals, Plastics and Rubber — 0.84%*:
Flint Group Holdings+	8.25	9/30/2022	3,451,145	3,436,877	3,390,750
Total Chemicals, Plastics and Rubber			3,451,145	3,436,877	3,390,750

Diversified/Conglomerate Service — 1.62%*:
Redprarie Corporation	6.00	12/21/2018	2,925,394	2,885,195	2,596,287
Redprarie Corporation	11.25	12/14/2019	4,632,646	4,658,363	3,979,443
Total Diversified/Conglomerate Service			7,558,040	7,543,558	6,575,730

Diversified Natural Resources, Precious Metals and Minerals — 1.31%*:
Caraustar Industries Inc.	8.00	5/1/2019	5,305,327	5,324,214	5,284,106
Total Diversified Natural Resources, Precious Metals and Minerals			5,305,327	5,324,214	5,284,106

Electronics — 1.88%*:
Kronos, Inc.	9.75	4/30/2020	7,485,880	7,411,033	7,612,241
Total Electronics			7,485,880	7,411,033	7,612,241

Farming and Agriculture — 1.51%*:
Allflex Holdings, Inc.	8.00	7/19/2021	6,232,322	6,230,328	6,131,047
Total Farming and Agriculture			6,232,322	6,230,328	6,131,047

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (continued)

Finance — 1.02%*:
Cunningham Lindsey Group, Inc.	9.25	6/10/2020	5,504,015	$5,514,053	$4,128,011
Total Finance			5,504,015	5,514,053	4,128,011

Healthcare, Education and Childcare — 0.75%*:
Sage Products Holdings III, LLC	9.25	6/15/2020	3,011,585	2,966,428	3,016,614
Total Healthcare, Education and Childcare			3,011,585	2,966,428	3,016,614

Leisure, Amusement, Motion Pictures and Entertainment — 0.19%*:
Exterion Media+	7.00	3/30/2018	700,000	772,618	782,184
Total Leisure, Amusement, Motion Pictures and Entertainment			700,000	772,618	782,184

Mining, Steel, Iron and Non-Precious Metals — 1.11%*:
Boomerang Tube, LLC	11.19	12/31/2015	1,609,355	1,597,428	1,609,355
Boomerang Tube, LLC>	11.75	10/11/2017	5,089,201	5,056,255	2,544,601
Murray Energy Corp.	7.50	4/9/2020	449,201	436,511	348,005
Total Mining, Steel, Iron and Non-Precious Metals			7,147,757	7,090,194	4,501,961

Oil and Gas — 7.07%*:
Caelus Energy Alaska	8.75	4/2/2021	17,863,828	17,333,106	12,593,999
Fieldwood Energy LLC	8.38	9/30/2020	16,407,298	12,427,780	4,512,007
Jonah Energy LLC	7.50	5/12/2021	1,963,216	1,978,504	1,570,573
MD America Energy, LLC	9.50	7/2/2019	6,922,738	6,632,317	6,230,465
NFR Energy LLC>	8.75	12/31/2018	7,684,465	7,774,974	1,287,148
Templar Energy	8.50	9/30/2021	5,580,408	5,429,793	2,464,699
Total Oil and Gas			56,421,953	51,576,474	28,658,891

Printing and Publishing — 0.80%*:
Springer+	8.00	8/14/2021	2,850,000	3,271,891	3,256,260
Total Printing and Publishing			2,850,000	3,271,891	3,256,260

Retail Store — 0.71%*:
FleetPride	9.25	5/19/2020	3,000,000	2,951,779	2,880,000
Total Retail Store			3,000,000	2,951,779	2,880,000

Total Bank Loans			115,039,223	110,418,140	82,495,498

Corporate Bonds — 109.26%*:
Aerospace and Defense — 1.37%*:
CPI International Inc.#	8.75	2/15/2018	5,550,000	5,670,012	5,536,125
Total Aerospace and Defense			5,550,000	5,670,012	5,536,125

Automobile — 9.34%*:
Accuride Corp#	9.50	8/1/2018	11,210,000	11,283,435	11,266,050
Affinia#	7.75	5/1/2021	3,240,000	3,321,984	3,402,000
Allied Specialty Vehicles#^	8.50	11/1/2019	6,000,000	5,965,020	6,240,000
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	8,235,000	8,579,676	8,667,338
International Automotive Components Group, S.A.#^	9.13	6/1/2018	8,125,000	8,219,114	8,246,875
Total Automobile			36,810,000	37,369,229	37,822,263

Banking — 0.59%*:
Lock AS+^	7.00	8/15/2021	2,050,000	2,664,670	2,394,129
Total Banking			2,050,000	2,664,670	2,394,129

Beverage, Food and Tobacco — 2.56%*:
Boparan Finance PLC+^	5.50	7/15/2021	650,000	936,064	860,865
EWOS+^	6.75	11/1/2020	2,000,000	2,730,090	2,391,249
Findus+^	9.13	7/1/2018	1,850,000	2,420,260	2,150,096
Findus+^	9.50	7/1/2018	1,500,000	2,589,481	2,376,900
Pizza Express+^	6.63	8/1/2021	1,700,000	2,857,058	2,599,962
Total Beverage, Food and Tobacco			7,700,000	11,532,953	10,379,072

Broadcasting and Entertainment — 2.97%*:
Arqiva Finance#+^	9.50	3/31/2020	5,000,000	7,877,774	8,172,604
RCN Cable#^	8.50	8/15/2020	3,733,000	3,846,401	3,854,323
Total Broadcasting and Entertainment			8,733,000	11,724,175	12,026,927

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (continued)

Buildings and Real Estate — 5.63%*:
Forestar Real Estate Group Inc.#^	8.50	6/1/2022	6,591,000	$6,798,314	$6,821,685
Keystone Financing+^	9.50	10/15/2019	3,900,000	6,222,072	6,253,687
Lyon Williams Homes, Inc.#	8.50	11/15/2020	8,000,000	8,042,722	8,580,000
Paroc Group+^	6.25	5/15/2020	1,050,000	1,444,431	1,141,011
Total Buildings and Real Estate			19,541,000	22,507,539	22,796,383

Cargo Transport — 3.63%*:
Kenan Advantage Group, Inc.^	7.88	7/31/2023	7,000,000	7,000,000	7,105,000
Moto Hospitality Limited+^	6.38	9/1/2020	2,400,000	3,584,497	3,674,518
World Flight Services, Inc.+^	9.50	7/15/2022	1,250,000	1,417,941	1,410,725
XPO Logistics, Inc.^	6.50	6/15/2022	3,000,000	3,000,000	2,536,875
Total Cargo Transport			13,650,000	15,002,438	14,727,118

Chemicals, Plastics and Rubber — 9.18%*:
Associated Asphalt Partners LLC#^	8.50	2/15/2018	1,839,000	1,839,000	1,802,220
Chemours Co.#^	7.00	5/15/2025	5,962,000	5,488,087	3,920,015
Ciech Group Finance#+^	9.50	11/30/2019	2,100,000	2,790,141	2,515,973
Consolidated Energy Finance S.A.#+^	6.75	10/15/2019	4,630,000	4,535,842	4,375,350
Cornerstone Chemical Co.#^	9.38	3/15/2018	4,725,000	4,822,236	4,914,000
LSB Industries, Inc.#	7.75	8/1/2019	4,000,000	3,987,684	3,795,000
Omnova Solutions, Inc.#	7.88	11/1/2018	4,154,000	4,242,606	4,112,460
Pinnacle Operating Corp.#^	9.00	11/15/2020	2,635,000	2,641,488	2,555,950
TPC Group, Inc.#^	8.75	12/15/2020	8,398,000	8,413,825	7,180,290
Univar USA Inc.^	6.75	7/15/2023	2,172,000	2,172,000	2,014,530
Total Chemicals, Plastics and Rubber			40,615,000	40,932,909	37,185,788

Containers, Packaging and Glass — 5.39%*:
Coveris Holdings S.A.#^	7.88	11/1/2019	7,600,000	7,655,001	7,201,000
Horizon Holdings+^	7.25	8/1/2023	3,750,000	4,116,582	4,199,993
Multi Packaging Solutions, Inc.#^	8.50	8/15/2021	6,105,000	6,132,568	6,333,938
Onex Wizard Acquisition Co+^	7.75	2/15/2023	3,600,000	4,134,082	4,123,228
Total Containers, Packaging and Glass			21,055,000	22,038,233	21,858,159

Diversified/Conglomerate Manufacturing — 3.43%*:
Appvion Inc.#^	9.00	6/1/2020	13,200,000	13,416,714	6,600,000
Carlisle Transportation Products#^	8.25	12/15/2019	3,950,000	4,042,079	4,196,875
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,274	3,082,500
Total Diversified/Conglomerate Manufacturing			20,150,000	20,403,067	13,879,375

Diversified/Conglomerate Service — 1.64%*:
Carlson Travel Holdings Inc.#^	7.50	8/15/2019	2,690,000	2,725,787	2,696,725
Verisure Holdings#+^	6.47	9/1/2018	3,500,000	4,474,946	3,944,163
Total Diversified/Conglomerate Service			6,190,000	7,200,733	6,640,888

Diversified Natural Resources, Precious Metals and Minerals — 0.83%*:
Lecta S.A.#+^	8.88	5/15/2019	1,090,000	1,418,992	1,291,660
Lecta S.A.#+^	5.49	5/15/2018	1,900,000	2,396,577	2,081,841
Total Diversified Natural Resources, Precious Metals and Minerals			2,990,000	3,815,569	3,373,501

Electronics — 2.02%*:
International Wire Group, Inc.#^	8.50	10/15/2017	8,086,000	8,173,310	8,166,860
Total Electronics			8,086,000	8,173,310	8,166,860

Farming and Agriculture — 0.42%*:
Chiquita Brands International Inc.#	7.88	2/1/2021	1,602,000	1,590,369	1,702,125
Total Farming and Agriculture			1,602,000	1,590,369	1,702,125

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (continued)

Finance — 10.15%*:
Cabot Financial+^	6.50	4/1/2021	300,000	$494,821	$443,476
Cabot Financial#+^	10.38	10/1/2019	3,750,000	6,241,683	6,091,048
Equiniti Newco+^	7.13	12/15/2018	1,700,000	2,668,927	2,623,614
First Data Corp.#	11.25	1/15/2021	3,896,000	3,888,500	4,256,380
Galaxy Bidco Ltd.+^	6.38	11/15/2020	650,000	1,053,229	987,217
Galaxy Finco Ltd.+^	7.88	11/15/2021	3,900,000	6,351,890	5,811,209
Lowell Group Financing PLC#+^	10.75	4/1/2019	3,000,000	5,080,432	4,880,871
Lowell Group Financing PLC+^	5.88	4/1/2019	650,000	1,083,586	991,642
Marlin Financial+^	10.50	8/1/2020	1,850,000	2,939,147	3,078,436
National Financial Partners Corp.^	9.00	7/15/2021	1,720,000	1,711,400	1,659,800
TMF Group Holding+^	9.88	12/1/2019	5,000,000	6,261,653	5,923,145
Travelex+^	8.00	8/1/2018	2,800,000	4,347,230	4,383,935
Total Finance			29,216,000	42,122,498	41,130,773

Grocery — 1.02%*:
Post Holdings^	7.75	3/15/2024	1,882,000	1,882,000	1,929,050
Post Holdings^	8.00	7/15/2025	1,232,000	1,232,000	1,268,960
Premier Foods Finance+^	6.50	3/15/2021	700,000	1,163,161	944,579
Total Grocery			3,814,000	4,277,161	4,142,589

Healthcare, Education and Childcare — 10.46%*:
Cerba+^	8.25	2/1/2020	3,450,000	3,896,434	3,883,963
Cognita Financing+^	7.75	8/15/2021	1,900,000	2,967,127	2,917,328
Crown Newco PLC#+^	8.88	2/15/2019	6,600,000	10,867,589	10,308,600
Ephios Bondco PLC+^	6.25	7/1/2022	250,000	290,926	278,932
HomeVi SAS+^	6.88	8/15/2021	1,200,000	1,606,856	1,382,790
Kindred Healthcare, Inc.#^	8.75	1/15/2023	3,199,000	3,199,000	3,466,916
Prospect Medical Holdings Inc.#^	8.38	5/1/2019	5,000,000	5,061,814	5,225,000
Tenet Healthcare Corporation#	8.13	4/1/2022	3,700,000	3,700,000	3,932,730
Unilabs+^	7.25	7/15/2018	2,600,000	3,580,226	2,874,750
Unilabs+^	8.50	7/15/2018	2,450,000	3,205,638	2,833,462
Valeant^	6.13	4/15/2025	2,006,000	2,006,000	1,910,715
Valeant#+^	7.50	7/15/2021	3,260,000	3,260,000	3,357,800
Total Healthcare, Education and Childcare			35,615,000	43,641,610	42,372,986

Hotels, Motels, Inns and Gaming — 0.79%*:
Gala Group Finance#+^	8.88	9/1/2018	2,025,000	3,254,289	3,204,221
Total Hotels, Motels, Inns and Gaming			2,025,000	3,254,289	3,204,221

Insurance — 2.92%*:
Hastings Insurance Group+^	8.00	10/21/2020	3,550,000	5,718,312	5,724,680
Onex York Acquisition Corp.#^	8.50	10/1/2022	3,524,000	3,524,000	2,995,400
Towergate Finance PLC+^	8.50	3/2/2020	66,825	100,361	105,264
Towergate Finance PLC+^	8.75	4/2/2020	2,165,054	3,550,797	3,004,972
Total Insurance			9,305,879	12,893,470	11,830,316

Leisure, Amusement, Motion Pictures and Entertainment — 3.45%*:
CPUK Finance Ltd+^	7.00	2/28/2042	2,100,000	3,277,154	3,176,764
Odeon & UCI Finco+^	9.00	8/1/2018	500,000	795,967	780,765
Palace Entertainment Holdings#^	8.88	4/15/2017	4,324,000	4,402,134	4,259,140
Vue Cinimas+^	7.88	7/15/2020	3,650,000	5,858,331	5,763,251
Total Leisure, Amusement, Motion Pictures and Entertainment			10,574,000	14,333,586	13,979,920

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 1.92%*:
KM Germany Holding#+^	8.75	12/15/2020	1,160,000	1,501,268	1,380,391
Xerium Technologies#	8.88	6/15/2018	6,324,000	6,354,467	6,418,860
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			7,484,000	7,855,735	7,799,251

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (continued)

Mining, Steel, Iron and Non-Precious Metals — 2.62%*:
Constellium Holdco B.V.#^	7.00	1/15/2023	2,950,000	$3,538,250	$2,890,897
Hecla Mining Company#	6.88	5/1/2021	4,388,000	4,360,020	3,532,340
Murray Energy Corp.^	11.25	4/15/2021	8,000,000	7,762,112	4,200,000
	Total Mining, Steel, Iron and Non-Precious Metals		15,338,000	15,660,382	10,623,237

Oil and Gas — 16.06%*:
Baytex Energy Ltd.#+^	5.63	6/1/2024	4,000,000	3,293,858	3,160,000
Calumet Specialty Products#	7.63	1/15/2022	1,135,000	1,117,907	1,055,550
Calumet Specialty Products#	6.50	4/15/2021	6,000,000	5,929,892	5,400,000
CHC Helicopter#	9.38	6/1/2021	1,950,000	2,032,286	741,000
CITGO Holding Inc.#^	10.75	2/15/2020	7,584,000	7,403,811	7,413,360
Eclipse Resources Corp.^	8.88	7/15/2023	2,181,000	2,124,027	1,755,705
Ferrellgas Partners LP#	8.63	6/15/2020	7,135,000	7,032,300	7,135,000
Jupiter Resources Inc.#+^	8.50	10/1/2022	10,025,000	9,581,569	5,639,063
Kosmos Energy Ltd. #+^	7.88	8/1/2021	5,070,000	4,619,854	4,309,500
Kosmos Energy Ltd. #^	7.88	8/1/2021	1,085,000	1,003,550	922,250
Magnum Hunter Resources Corp.	9.75	5/15/2020	2,000,000	1,738,292	900,000
Millennium Offshore#+^	9.50	2/15/2018	6,000,000	6,000,000	5,116,302
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,200,449	6,138,000
Pbf Logistics LP^	6.88	5/15/2023	1,117,000	1,117,000	968,998
Seventy Seven Energy Inc.^	6.50	7/15/2022	7,500,000	4,947,627	2,925,000
Topaz Marine SA#+^	8.63	11/1/2018	6,877,000	6,910,349	6,077,549
Welltec#+^	8.00	2/1/2019	5,951,000	6,029,596	5,400,533
Total Oil and Gas			81,610,000	77,082,367	65,057,810

Personal, Food and Miscellaneous — 2.87%*:
Brake Brothers Acquisition PLC+^	7.13	12/15/2018	5,000,000	8,301,115	7,790,636
Carrols Corp.#	8.00	5/1/2022	709,000	733,856	746,223
Teamsystem S.P.A.+^	7.38	5/15/2020	2,680,000	3,549,312	3,085,984
	Total Personal, Food and Miscellaneous		8,389,000	12,584,283	11,622,843

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (continued)

Printing and Publishing — 0.63%*:
Cimpress N.V.#^	7.00	4/1/2022	1,560,000	$1,560,000	$1,505,400
McGraw-Hill Education^	8.50	8/1/2019	1,044,000	1,034,614	1,038,780
Total Printing and Publishing			2,604,000	2,594,614	2,544,180

Retail Store — 4.26%*:
Boing Group Finance+^	6.63	7/15/2019	3,050,000	4,166,165	3,216,383
Brighthouse Group PLC#+^	7.88	5/15/2018	2,000,000	3,112,360	2,860,298
Douglas Holding+^	6.25	7/15/2022	2,150,000	2,401,644	2,480,838
HD Supply, Inc.#	11.50	7/15/2020	5,000,000	5,218,936	5,650,000
HSS Financing PLC+^	6.75	8/1/2019	306,000	506,522	454,221
Takko Fashion+^	9.88	4/15/2019	3,800,000	4,983,913	2,590,147
Total Retail Store			16,306,000	20,389,540	17,251,887

Telecommunications — 2.53%*:
Altice Financing#+^	6.63	2/15/2023	661,000	661,000	635,799
Altice S.A.#+^	7.75	5/15/2022	3,240,000	3,240,000	2,948,400
Eircom Finance Ltd#+^	9.25	5/15/2020	1,450,000	2,126,000	1,736,947
Frontier Communications^	10.50	9/15/2022	1,706,000	1,706,000	1,663,350
Sprint Nextel Corporation#	7.25	9/15/2021	2,650,000	2,650,000	2,169,688
UPC Broadband+^	6.75	3/15/2023	430,000	454,018	473,768
Wind Acquisition+^	7.00	4/23/2021	550,000	758,861	613,037
Total Telecommunications			10,687,000	11,595,879	10,240,989

Textiles & Leather — 0.58%*:
Perry Ellis International Inc#	7.88	4/1/2019	2,334,000	2,394,266	2,357,340
Total Textiles & Leather			2,334,000	2,394,266	2,357,340

Total Corporate Bonds			430,023,879	481,304,886	442,647,055

Total Fixed Income			545,063,102	591,723,026	525,142,553

Other assets and liabilities — (29.62)%					(120,010,736)
Net Assets — 100%					$405,131,817

Babson Capital Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (continued)

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
>	Defaulted security.
+	Foreign security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2015.
	United States	60.2%
	United Kingdom	20.3%
	France	2.7%
	Germany	2.5%
	Canada	2.3%
	Sweden	1.8%
	Azerbaijan	1.2%
	Netherlands	1.1%
	Denmark	1.0%
	(Individually less than 1%)	6.9%
		100.0%

FORWARD FOREIGN EXCHANGE CONTRACTS at September 30, 2015 (Unaudited)

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
J.P. Morgan
British pounds		Buy	10/14/2015	$ 128,806	$ 128,575	$ (231)
British pounds		Sell	10/2/2015	(128,814)	(128,582)	232
British pounds		Sell	10/14/2015	(105,739,289)	(103,945,612)	1,793,677
Euros		Sell	10/14/2015	(68,045,725)	(68,129,804)	(84,079)
U.S. Dollars		Buy	10/2/2015	128,814	128,814	-
U.S. Dollars		Buy	10/14/2015	173,785,014	173,785,014	-
U.S. Dollars		Sell	10/14/2015	(128,806)	(128,806)	-
				-	1,709,599	1,709,599

Morgan Stanley
Euros		Buy	10/2/2015	$ 771,082	$ 771,030	$ (52)
Euros		Sell	10/14/2015	(771,211)	(771,164)	47
Swiss francs		Sell	10/14/115	(500,196)	(501,492)	(1,296)
U.S. Dollars		Buy	10/14/2015	1,271,407	1,271,407	-
U.S. Dollars		Sell	10/2/2015	(771,082)	(771,082)	-
				-	(1,301)	(1,301)

				-	1,708,298	1,708,298

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2015 for Babson Capital Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments                                                                          $591,723,026
Gross unrealized appreciation                                                                  7,704,185
Gross unrealized depreciation                                                               (74,284,658)
Net unrealized depreciation                                                                 $(66,580,473)

*The above table only reflects tax adjustments through December 31, 2014.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Fixed Income:
Bank Loans	$-	$76,394,940	$6,100,558	$82,495,498
Bonds	-	442,647,055	-	442,647,055
Total Fixed Income	$-	$519,041,995	$6,100,558	$525,142,553
Derivative Securities:
Foreign Exchange Contracts:	$-	$1,793,956	$-	$1,793,956
Total Derivative Securities	-	1,793,956	-	1,793,956
Total Assets	$-	$520,835,951	$6,100,558	$526,936,509
Liabilities:
Foreign Exchange Contracts	$-	$85,658	$-	$85,658
Total Liabilities:	$-	$85,658	$-	$85,658

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2015.

Type of Assets	Fair value as of September 30, 2015	Valuation Techniques(s)	Unobservable Input

Second Lien Term Loans
Boomerang Tube, LLC	$1,609,355	Market Comparables	Average of broker quotes for comparable securities: $100.00; Discount for lack of marketability: 1%.
Direct ChassisLink, Inc.	$4,491,203	Market Comparables	Average of broker quotes for comparable securities: $98.13; Discount for lack of marketability: 1%.	.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period from January 1, 2015 through September 30, 2015. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Balance as of December 31, 2014	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation / Depreciation	Balance as of September 30, 2015	Change in Unrealized Appreciation / Depreciation from Investments Held as of September 30, 2015
Fixed Income
Bank Loan	$4,477,282	$1,609,355	$(28,572)	$(16,772)	$415	$58,850	$6,100,558	$58,850

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short term investments that are readily convertible into cash and have original maturities of three months or less.  At September 30, 2015, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.

F. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counter party risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized an asset on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with Morgan Stanley and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $1,793,956 in net unrealized appreciation and a liability of $85,658 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of September 30, 2015 are indicative of the volume of activity during the period.

For the period from January 1, 2015 through September 30, 2015, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of September 30, 2015.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Statement of Assets and Liabilities Location	Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$1,793,956
Total Asset Derivatives		$1,793,956
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$85,658
Total Liability Derivatives		$85,658

 The effect of derivative instruments on the Statement of Operations for the period from January 1, 2015 through September 30, 2015:

Amount of Realized Gain/(Loss) on Derivatives

Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$6,956,867
Total	$6,956,867

Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$462,732
Total	$462,732

H.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of September 30, 2015.

	J.P. MORGAN	MORGAN STANLEY
Assets:
Forward foreign exchange contracts	$1,793,909	$47
Total Assets	$1,793,909	$47
Liabilities:
Forward foreign exchange contracts	$84,310	$1,348
Total Liabilities	$84,310	$1,348
Net Exposure	$1,709,599	$(1,301)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Babson Capital Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Russell D. Morrison
 Russell D. Morrison, President

Date  November XX, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Russell D. Morrison
 Russell D. Morrison, President

Date  November XX, 2015

By (Signature and Title)  /s/ Patrick Hoefling
 Patrick Hoefling, Chief Financial Officer

Date  November XX, 2015